Due to banks and correspondents - Disclosure detail of dues to banks and correspondents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)
Disclosure Of Dues To Banks And Correspondents [Line Items]
Interest payable	S/ 134,679,000		S/ 125,707,000
Notional amount	14,308,959,000		18,357,632,000
COFIDE [Member] | Currency Repurchase Obligations [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations			370,000,000
Interest payable			19,925,000
Notional amount	S/ 42,461,000		4,183,571,000
COFIDE [Member] | Currency Repurchase Obligations [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	March 2022	March 2022
Borrowings Effective Annual Interest Rate	S/ 7.55		7.55	$ 2.74
COFIDE [Member] | Currency Repurchase Obligations [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	7.67		7.67	3.29
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	S/ 2,571,763,000		1,572,624,000
Interest payable			S/ 9,746,000
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	January 2023 and October 2024	January 2023 and October 2024
Borrowings Effective Annual Interest Rate | $		$ 0.5		0.5
COFIDE [Member] | Peruvian Sovereign Bonds And Certificate Of Deposits [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	S/ 45,150,000
Borrowings Effective Annual Interest Rate | $		8.64		$ 2.04
COFIDE [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity			December 2029	December 2029
Borrowings Effective Annual Interest Rate	S/ 7.55	$ 5.81		$ 5.86
COFIDE [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	October 2034	October 2034	January 2027	January 2027
Borrowings Effective Annual Interest Rate	S/ 7.67			$ 8.05
COFIDE [Member] | Debit in local Currency [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Repurchase obligations	1,909,375,000		S/ 4,389,903,000
Interest payable	S/ 4,049,000		S/ 11,218,000
COFIDE [Member] | Debit in local Currency [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	May 2023 and November 2025	May 2023 and November 2025	May 2023 and November 2025	May 2023 and November 2025
Borrowings Effective Annual Interest Rate		$ 0.5	S/ 7.55	$ 0.5
COFIDE [Member] | Debit in local Currency [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate	S/ 8.05		7.67
FMV Loans [Member] | Promotional Credit Lines [Member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings Effective Annual Interest Rate | $		$ 7.75		7.75
FMV Loans [Member] | Promotional Credit Lines [Member] | Bottom of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	January 2023	January 2023
Borrowings Effective Annual Interest Rate	S/ 5		5	$ 5
FMV Loans [Member] | Promotional Credit Lines [Member] | Top of range [member]
Disclosure Of Dues To Banks And Correspondents [Line Items]
Borrowings maturity	December 2047	December 2047
Borrowings Effective Annual Interest Rate	S/ 8.3		S/ 8.3